Investment Objectives and Goals - Calvert Social Investment Fund	Sep. 30, 2025
Calvert Conservative Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and capital appreciation, consistent with the preservation of capital.
Calvert Moderate Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation and growth of income, with current income a secondary objective.
Calvert Growth Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Calvert Balanced Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund’s investment objective is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Calvert Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Calvert Focused Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Calvert Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.